SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2017	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ₪ / shares
Inventories
Short term bank deposit average interest rate		0.006
Earnings Per Share, Basic and Diluted [Abstract]
Ordinary shares, par value per share | ₪ / shares			₪ 0.9		₪ 0.9
Lease assets | $	$ 6,664
United States [Member]
Earnings Per Share, Basic and Diluted [Abstract]
Weighted-average interest rate to discount future lease payments	4.84%
Israel [Member]
Earnings Per Share, Basic and Diluted [Abstract]
Weighted-average interest rate to discount future lease payments	4.50%
Buildings and leasehold improvements [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	7 years
Buildings and leasehold improvements [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	39 years
Machinery and Equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	17 years
Motor Vehicles [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	6 years
Motor Vehicles [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	7 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	17 years
Software [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives, years	3 years
Software [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives, years	5 years